Commitment (Details) - Schedule of Exchange Rate - 6 months ended Jun. 30, 2024 - Commitments [Member]	USD ($)	CNY (¥)	CNY (¥)
Schedule of Exchange Rate [Line Items]
Total purchase price	$ 20,829,508	¥ 151,372,197
Payments made as of December 31, 2023	16,812,386		¥ 122,178,968
Payments made in the six months of 2024	275,209	2,000,000
Total payments made	17,087,595	124,178,968
Remaining payment due	3,741,913	27,193,229
Assets title passed to the Company	11,724,919	85,207,329
Assets title not transferred	$ 9,104,589	¥ 66,164,868